Earnings Per Share (Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net earnings for the year	$ 176,455	$ 111,244
Net earnings	$ 177,882	$ 110,738
Basic earnings per share (shares)	210,085,000	201,397,000
Basic earnings per share (in USD per share)	$ 0.85	$ 0.55
Effect of Dilutive Securities:
Stock Options (shares)	210,000	174,000
Diluted earnings per share (shares)	210,295,000	201,571,000
Diluted earnings per share (in USD per share)	$ 0.85	$ 0.55
Potentially dilutive securities excluded from diluted EPS (shares)	24,902	711,662